BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Alianca Atlantica Holding B.V. (Alianca)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
Companhia AIX de Participacoes
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
Companhia ACT de Participacoes (ACT)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
Terra Networks
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	100.00%	100.00%
Vivo Money Credit Rights Investment Fund ("Vivo Money")
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	100.00%
TGLog
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	99.99%	99.99%
POP Internet Ltda ("POP")
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	99.99%	99.99%